Other current assets and liabilities - Schedule of Other Current Assets and Other Current Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Statement Line Items [Line Items]
Current portion of derivative assets	$ 10,304	$ 11,791
Current receivables due from associates	0	25,000
Prepaid insurance expenses	5,999	7,213
Deposits for consumable supplies	3,629	1,686
Marketable securities	2,834	830
Asset held-for-sale	1,510	0
Other	745	3,264
Total other current assets	25,021	49,784
Current portion of lease obligations	6,106	5,245
Current portion of derivative liabilities	2,965	14,189
Current portion of reclamation provision	28,087	10,942
Deferred milestone payment	0	30,871
Share repurchase liability	8,084	0
Deferred revenue	9,536	12,283
Total other current liabilities	54,778	73,529
Provision for decommissioning, restoration and rehabilitation costs
Statement Line Items [Line Items]
Current portion of reclamation provision	$ 28,087	$ 10,941